Commitments and Contingencies - Maturity (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Contractual Obligation, Fiscal Year Maturity Schedule [Abstract]
October 1 through December 31, 2023	$ 54,841
2024	182,917	$ 179,817
2025	162,250	182,917
2026	46,000	162,250
2027	46,000	46,000
Total	492,008	616,984
Research and Development Arrangement [Member]
Contractual Obligation, Fiscal Year Maturity Schedule [Abstract]
October 1 through December 31, 2023	21,000
2024	46,000	46,000
2025	46,000	46,000
2026	46,000	46,000
2027	46,000	46,000
Total	205,000	230,000
Lease Agreements [Member]
Contractual Obligation, Fiscal Year Maturity Schedule [Abstract]
October 1 through December 31, 2023	33,841
2024	136,917	133,817
2025	116,250	136,917
2026		116,250
Total	$ 287,008	$ 386,984